Income Taxes	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Statements [Line Items]
Income Taxes
12. INCOME TAXES
Income tax expense is recognised at an amount determined by multiplying the profit/(loss) before tax for the interim reporting period by the Company’s best estimate of the weighted-average annual income tax rate expected for the full financial year, adjusted for the tax effect of certain items recognised in full in the interim period. As such, the effective tax rate in the interim financial statements may differ from the Company’s estimate of the effective tax rate for the annual financial statements. The Group’s consolidated effective tax rate in respect of continuing operations for the nine months ended September 30, 2021 was (0.68) % (2020: (6.32%)). The Group’s consolidated effective tax rate in respect of continuing operations for the three months ended September 30, 2021 was 3.22% (2020: 2.28%). The increase in the ETR between the period ended September 30, 2021 and September 30, 2020 is mainly attributed to the increase in expenses which are considered not deductible for tax purposes and an increase in income not taxable based on local tax rules. These consist of listing expenses and Fair Value of the warrants as a result of the CIIG merger.

16. INCOME TAXES
A. Amounts recognised in consolidated statement of profit or loss and other comprehensive (loss)/income

In thousands of euro	2020	2019	2018
Current tax
Current year	(2,186)	(294)	(152)
Other taxes	(431)	(5)	(5)
True up adjustments for taxes for prior years	22,040	7,163	—

Total current tax income	19,423	6,864	(157)

Deferred tax
True up adjustments for taxes for prior years	954	—
Relating to origination and reversal of temporary differences	(2,575)	65	1,108

Total deferred tax	(1,621)	65	1,108

Total tax income recognised in consolidated statement of profit or loss and other comprehensive (loss)/income	17,802	6,929	951

B. Movements in deferred tax balances

In thousands of euro	2020	2019
Asset
Accruals	—	96
Tax losses	14,213	2,223
Other	202	360

	14,415	2,679

In thousands of euro	2020	2019
Liabilities
Tangible and Intangible fixed assets	(16,031)	(2,520)

	(16,031)	(2,520)

Net deferred tax	(1,616)	159

C. Unrecognised deferred tax assets
Deferred tax assets have not been recognised in respect of the following items, because it is not sufficiently certain at this stage, the amount of future taxable profit that will be available against which the Group can use the benefits therefrom.

In thousands of euro	2020	2019
Tax losses	32,327	24,638
Share options	149	—
Tangible and Intangible fixed assets	1,063	—
Other temporary differences	2,096	—

Total	35,635	24,638

	2020		2019		2018
In thousands of euro	Gross amount	Tax effect	Gross amount	Tax effect	Gross amount	Tax effect
Tax losses	162,574	32,327	60,009	10,224	60,009	10,224
D. Tax losses carried forward
Tax losses for which no deferred tax asset was recognised and expire as follows:

In thousands of euro	2020	2019	2018
Expiry 2021 - 2037	22,770	7,457	249
No expiry	139,804	133,988	59,760
E. Reconciliation of effective tax rate

In thousands of euro	2020	2020	2019	2019	2018	2018
Loss before tax from continuing operations		(101,017)		(55,025)		(31,140)
Tax rate using the Company’s domestic tax rate	24.94%	(25,194)	24.94%	(13,723)	26,01%	(8,100)
Effect of tax rates in foreign jurisdictions	(4.17%)	4,212	(5.96%)	3,283	(7.36%)	2,375
Non-deductible expenses	(2.70%)	2,727	(0.31%)	172	(0.90%)	280
Tax exempt income/tax incentives	0.85%	(855)	0.03%	(16)	0.17%	(52)
Current year losses for which no deferred tax asset is recognised	(23.46%)	23,696	(19.11%)	10,511	(17.97%)	5,597
True up adjustments for taxes for prior years*	22.76%	(22,994)	13.02%	(7,162)	3.39%	(1,056)
Other domestic taxes	(0.60%)	606	(0.01%)	6	(0.02%)	5

Income tax income	17.62%	(17,802)	12.59%	(6,929)		(951)

*	True up adjustment for taxes for prior years relate to changes in estimates to UK R&D claims for prior periods, which were calculated and submitted in 2020.

F. Changes in tax rates
The UK government has announced that the corporation tax rate of 19% will remain unchanged until March 31, 2023. As from April 1, 2023, the rate will increase to 25%.
On April 25, 2019, the Luxembourg parliament has passed legislation, reducing the corporation tax rate for Luxembourg entities, from 26.01% to 24.94%. The new rate is applicable for all Luxembourg entities as from January 1, 2019.

Arrival Group [Member]
Statements [Line Items]
Income Taxes
6. INCOME TAXES
A. Unrecognised deferred tax assets
Deferred tax assets have not been recognised in respect of the following items, because it is not sufficiently certain at this stage, the amount of future taxable profit that will be available against which the Company can use the benefits therefrom.

In thousands of euro	2020
Tax losses	(3,387)

Total	(3,387)

	2020
In thousands of euro	Gross amount	Tax effect
Tax losses	3,387	845
B. Tax losses carried forward
Tax loses for which no deferred tax asset was recognised and expire as follows:

In thousands of euro	2020
Expiry in 2037	3,387
C. Reconciliation of effective tax rate

In thousands of euro		2020
Loss before tax from continuing operations		(3,387)
Tax rate using the Company’s domestic tax rate	24.94%	(845)
Current year losses for which no deferred tax asset is recognised	(24.94%)	845

Income tax expense		—